Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	December 31, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
125,702,396 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,851	61,482
	62,851	61,482
Shares authorised and issued (number)

	December 31, 2022	Exercise of share-based payment awards	Issue of Shares	December 31, 2023
Ordinary shares	122,963,545	2,738,848	3	125,702,396
	122,963,545	2,738,848	3	125,702,396